SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS' TREASURY FUND - ADVISOR B CLASS AND ADVISOR C CLASS DECEMBER 30, 1997 PROSPECTUS
   The following information replaces similar information found in the "How to Buy Shares" section beginning on page 15:
   MINIMUM INVESTMENTS
   TO OPEN AN ACCOUNT
   By Exchange from:
   (small solid bullet) Fidelity Advisor fund $1,000
   (small solid bullet) Fidelity Advisor IRA, Rollover IRA,
 SEP-IRA and Keogh accounts $500
   Program account  $10,000
   TO ADD TO AN ACCOUNT
   By Exchange from:
   (small solid bullet) Fidelity Advisor fund $100
(small solid bullet) Fidelity Advisor IRA, Rollover IRA,
 SEP-IRA and Keogh accounts $100
   Program account None
   MINIMUM BALANCE
   By Exchange from:
   (small solid bullet) Fidelity Advisor fund $500
(small solid bullet) Fidelity Advisor IRA, Rollover IRA,
 SEP-IRA and Keogh accounts None
The following information supplements that found in the "Investment Principles and Risks" section on page 9:
The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.
The following information replaces the sixth and eighth paragraphs under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 11:
In addition, pursuant to the Class B plan, Class B pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. Up to the full amount of the Class B service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
In addition, pursuant to the Class C plan, Class C pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, up to the full amount of the Class C service fee may be reallowed to investment professionals for providing personal services to and/or maintenance of Class C shareholder accounts.
The following information replaces the third and fifth paragraphs under the heading "Contingent Deferred Sales Charge" in the "Transaction Details" section beginning on page 22:
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 4.00% of your direct purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your direct purchase of Class C shares. For purchases of Class C shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
EFFECTIVE AUGUST 24, 1998, the following information replaces the seventh and eighth paragraphs under the heading "Other Expenses" in the "Breakdown of Expenses" section on page 12:
Class C shares of Treasury Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plan, Class C is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to the Class C plan, Class C pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C service fee may be reallowed to investment professionals for providing personal services to and/or maintenance of Class C shareholder accounts.
For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of the Class C distribution fee and Class C service fee paid by such shares may be reallowed to investment professionals as compensation for their service in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
EFFECTIVE AUGUST 24, 1998, the following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" found in the "Transaction Details" section beginning on page 23:
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.